UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: August 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / AUGUST 31, 2009

Western Asset Money Market Fund Western Asset Government Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Funds’ objective

Each Fund seeks maximum current income and preservation of capital.

What’s inside

Letter from the chairman	I
Funds’ overview	1
Fund at a glance:
Western Asset Money Market Fund	6
Western Asset Government Money Market Fund	7
Fund expenses	8
Schedules of investments	10
Statements of assets and liabilities	19
Statements of operations	20
Statements of changes in net assets	22
Financial highlights	24
Notes to financial statements	29
Report of independent registered public accounting firm	47
Additional information	48
Important tax information	55

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

At a meeting held in August 2009, the Funds’ Board of Trustees approved a recommendation from Legg Mason Partners Fund Advisor, LLC, the Funds’ investment manager, to change the fiscal year-end of the Funds from December 31 to August 31. As a result of this change, shareholders are being provided with a short period annual report for the eight-month period from January 1, 2009 through August 31, 2009.

Please read on for a more detailed look at the prevailing economic and market conditions during the Funds’ abbreviated reporting period and to learn how those conditions have affected each Fund’s performance. Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

September 30, 2009

Legg Mason Partners Money Market Trust | I

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Funds’ overview

Q. What is each Fund’s investment strategy?

A. Western Asset Money Market Fund (the “Money Market Fund”) seeks maximum current income and preservation of capital. The Fund invests in high-quality, U.S. dollar-denominated short-term debt securities. These may include obligations issued by all types of issuers, including U.S. and foreign private issuers and financial institutions, the U.S. government, its agencies or instrumentalities and U.S. states and municipalities. The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. Either the principal amount of each obligation must be fully insured by the Federal Deposit Insurance Corporation (“FDIC”) or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets. The Fund may invest in all types of money market instruments, including commercial paper, asset-backed commercial paper and other mortgage- and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These securities may pay interest at fixed, floating or adjustable rates or may be purchased at a discount. The Fund limits foreign investments to U.S. dollar-denominated securities of issuers located in major industrialized countries. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features.

Western Asset Government Money Market Fund (the “Government Money Market Fund”) seeks maximum current income and preservation of capital. The Fund invests exclusively in short-term U.S. government obligations, including U.S. Treasury securities and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities, and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be purchased at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

At Western Asset Management Company (“Western Asset”), the Funds’ subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Legg Mason Partners Money Market Trust 2009 Annual Report | 1

Funds’ overview continued

Q. What were the overall market conditions during the Funds’ reporting period?

A. During the Funds’ abbreviated reporting period (January 1, 2009 through August 31, 2009), the fixed-income market experienced periods of heightened volatility. Changing perceptions regarding the economy, deflation, inflation and future Federal Reserve Board (“Fed”)i monetary policy caused bond prices to fluctuate.

As the reporting period began, we were at the tail end of an extreme “flight to quality,” triggered by the seizing credit markets and severe disruptions in the global financial markets. During this time, investors were drawn to the relative safety of shorter-term Treasuries, driving their yields down to historically low levels. In contrast, riskier portions of the fixed-income market generally performed poorly, as spreads in many sectors widened to record high levels.

Overall, longer-term Treasury yields then moved higher from January 2009 through the end of the reporting period. This was due to less demand for these securities as risk aversion abated and concerns regarding the massive amount of new Treasury issuance that would be needed to fund the economic stimulus package. In contrast, U.S. Treasury bill yields declined during the period, given the strong demand for quality and liquidity.

As the period progressed, the credit markets showed signs of thawing and global confidence returned to the market as evidenced by a significant improvement in short-term risk indices. Looking at the reporting period, the yields available from money market securities remained extremely low.

Q. How did we respond to these changing market conditions?

A. When the reporting period began, the Money Market Fund’s portfolio was more laddered, meaning we held money market securities with various maturities across the yield curveii. As the reporting period progressed and there were tentative signs that the economy might be nearing a bottom, we moved to more of a barbelled structure for the portfolio by emphasizing securities in the shorter- and longer-term portions of the money market yield curve. We also increased the Fund’s exposure to short-term U.S. Treasury securities as well as government agencies as they offered quality and liquidity. Over the period, agency discount note issuance declined, as government agencies sought to issue longer-term debt and become less reliant on short-term borrowings. On the other hand, Treasury bill supply rose as cash demands by the U.S. Treasury Department increased, resulting in narrowing spreads and thus making Treasury bills more attractive.

The Government Money Market Fund’s portfolio was also moved from a laddered maturity stance to a more barbelled posture over the period. This was done as the economic outlook showed signs of improvement, risk factors were improving and short-term yields were declining.

2 | Legg Mason Partners Money Market Trust 2009 Annual Report

Performance review

Money Market Fund

As of August 31, 2009, the seven-day current yield for Class A shares of the Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Government Money Market Fund

As of August 31, 2009, the seven-day current yield for Class A shares of the Government Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Money Market Trust 2009 Annual Report | 3

Funds’ overview continued

LEGG MASON PARTNERS MONEY MARKET TRUST Yields as of August 31, 2009 (unaudited)
	SEVEN-DAY CURRENT YIELD[1]	SEVEN-DAY EFFECTIVE YIELD[1]

Money Market Fund
Class A Shares	0.01%	0.01%
Class B Shares	0.01%	0.01%
Class C Shares	0.01%	0.01%
Class I Shares	0.09%	0.09%
Government Money Market Fund
Class A Shares	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares of the Money Market Fund would have been -0.13%; the seven-day current yield and the seven-day effective yield for Class B shares of the Money Market Fund would have been -0.69%; the seven-day current yield and the seven-day effective yield for Class C shares of the Money Market Fund would have been -0.72%; the seven-day current yield and the seven-day effective yield for Class I shares of the Money Market Fund would have been 0.09%; and the seven-day current yield and the seven-day effective yield for Class A shares of the Government Money Market Fund would have been -0.07%.

An investment in the Funds is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Q. What were the most significant factors affecting each Fund’s performance?

A. We maintained a long average maturity for the Money Market Fund for much of the reporting period. This positioning allowed us to lock in higher rates for a longer period of time relative to our competitors. We maintained a neutral to long average maturity for the Government Money Market Fund during the reporting period. This positioning helped us to lock in higher rates for a longer period as the yields available from government money market securities fell during the period. In addition, moving to a more barbelled approach for the portfolio was beneficial for the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

4 | Legg Mason Partners Money Market Trust 2009 Annual Report

Q. Were there any significant changes to the Funds during the reporting period?

A. For the Money Market Fund, we moved from a more neutral stance to a long average maturity and also increased our holdings of Treasuries and government agencies.

For the Government Money Market Fund, we increased our holdings of Treasury obligations as Treasury supply increased. In addition, Treasury obligation spreads narrowed versus government agencies, making them an attractive alternative for the portfolio.

Thank you for your investment in the Money Market Fund and the Government Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Western Asset Management Company

September 30, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Funds. Please see the Funds’ prospectus for more information on these and other risks.

i

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

Legg Mason Partners Money Market Trust 2009 Annual Report | 5

Fund at a glance (unaudited)

Western Asset Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments†

†

The bar graphs above represent the composition of the Fund’s investments as of August 31, 2009 and December 31, 2008. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

6 | Legg Mason Partners Money Market Trust 2009 Annual Report

Western Asset Government Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments†

†

The bar graphs represent the composition of the Fund’s investments as of August 31, 2009 and December 31, 2008. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Partners Money Market Trust 2009 Annual Report | 7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2009 and held for the six months ended August 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†		EXPENSES PAID DURING THE PERIOD[3]

Western Asset Money Market Fund:
Class A	0.15%	$1,000.00	$1,001.50	0.55	%‡	$2.77
Class B	0.01	1,000.00	1,000.10	0.83	‡	4.18
Class C	0.01	1,000.00	1,000.10	0.82	‡	4.13
Class I	0.21	1,000.00	1,002.10	0.42		2.12
Western Asset Government Money Market Fund:
Class A	0.10%	$1,000.00	$1,001.00	0.55	%‡	$2.77

[1]	For the six months ended August 31, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Funds are included in the expense ratios. These fees are not covered by any expense cap currently in effect.

‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

8 | Legg Mason Partners Money Market Trust 2009 Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†		EXPENSES PAID DURING THE PERIOD[2]

Western Asset Money Market Fund:
Class A	5.00%	$1,000.00	$1,022.43	0.55	%‡	$2.80
Class B	5.00	1,000.00	1,021.02	0.83	‡	4.23
Class C	5.00	1,000.00	1,021.07	0.82	‡	4.18
Class I	5.00	1,000.00	1,023.09	0.42		2.14
Western Asset Government Money Market Fund:
Class A	5.00%	$1,000.00	$1,022.43	0.55	%‡	$2.80

[1]	For the six months ended August 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Funds are included in the expense ratios. These fees are not covered by any expense cap currently in effect.

‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

Legg Mason Partners Money Market Trust 2009 Annual Report | 9

Schedules of investments
August 31, 2009

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.0%
	Bank Note — 0.6%
$100,000,000	Bank of America N.A., 1.397% due 10/2/09(a)(b)	$100,000,000

	Certificates of Deposit — 30.8%
28,000,000	Banco Bilbao Vizcaya, 0.700% due 12/2/09	28,000,000
	Bank of America N.A.:
89,000,000	0.450% due 9/10/09	89,000,000
120,000,000	0.980% due 11/10/09	120,000,000
100,000,000	0.750% due 12/14/09	100,000,000
	Bank of Montreal:
100,000,000	1.059% due 9/15/09(b)	100,000,000
100,000,000	0.230% due 9/16/09	100,000,000
152,500,000	0.350% due 9/16/09	152,500,000
65,000,000	0.220% due 9/30/09	65,000,000
	Bank of Nova Scotia:
150,500,000	0.690% due 11/12/09	150,500,000
100,000,000	0.490% due 12/16/09	100,000,000
100,000,000	0.400% due 2/5/10	100,000,000
42,000,000	0.900% due 6/4/10	42,000,000
76,500,000	Bank of Tokyo Mitsubishi, 0.500% due 2/18/10	76,500,000
	Barclays Bank PLC:
115,000,000	0.790% due 1/20/10	115,000,000
102,500,000	0.710% due 2/5/10	102,500,000
	BNP Paribas NY Branch:
90,000,000	1.100% due 10/19/09	90,000,000
92,000,000	0.520% due 12/8/09	92,000,000
110,000,000	0.450% due 1/15/10	110,000,000
55,000,000	0.420% due 2/16/10	55,000,000
	Canadian Imperial Bank:
90,000,000	0.300% due 11/2/09	90,000,000
110,000,000	0.300% due 11/6/09	110,000,000
156,000,000	0.370% due 2/25/10	156,000,000
	Credit Suisse NY:
200,000,000	1.925% due 4/23/10	200,000,000
100,000,000	0.491% due 7/29/10(b)	100,000,000
	Deutsche Bank AG NY:
189,000,000	0.310% due 11/2/09	189,000,000
275,500,000	0.500% due 1/4/10	275,500,000
30,000,000	1.004% due 1/25/10(b)	30,062,210
70,000,000	Istituto Bancario SA, 0.599% due 8/20/10(b)	70,000,000
	Nordea Bank Finland PLC:
85,000,000	1.430% due 4/28/10	85,217,373
107,400,000	1.070% due 5/21/10	107,400,000
	Rabobank Nederland NY:
75,000,000	0.600% due 11/16/09	75,000,000

See Notes to Financial Statements.

10 | Legg Mason Partners Money Market Trust 2009 Annual Report

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Certificates of Deposit — 30.8% continued
$150,000,000	0.450% due 11/19/09	$150,000,000
10,000,000	0.550% due 12/1/09	10,000,754
100,000,000	0.550% due 12/11/09	100,008,392
67,000,000	0.500% due 12/16/09	67,000,000
	Royal Bank of Canada:
170,000,000	1.000% due 9/9/09	170,000,000
50,000,000	0.897% due 10/1/09(b)	50,002,557
67,500,000	0.410% due 1/11/10	67,500,000
	Societe Generale NY:
100,000,000	0.420% due 12/8/09	100,000,000
69,000,000	0.500% due 2/1/10	69,000,000
100,000,000	0.372% due 5/5/11(b)	100,000,000
	Svenska Handelsbanken AB:
100,000,000	0.350% due 9/4/09	100,000,000
100,000,000	0.350% due 9/15/09	100,000,000
70,000,000	0.855% due 11/4/09	70,001,239
100,000,000	Svenska Handelsbanken NY, 0.513% due 7/23/10(b)	100,004,452
	Toronto Dominion Bank NY:
50,000,000	1.750% due 10/13/09	50,000,000
60,000,000	1.750% due 10/15/09	60,000,000
15,000,000	1.350% due 11/25/09	15,026,387
73,000,000	0.500% due 12/3/09	73,000,000
	UBS AG Stamford Branch:
125,000,000	0.755% due 11/12/09	125,001,196
70,000,000	0.755% due 11/24/09	70,000,000
203,000,000	1.350% due 12/4/09	203,000,000
160,000,000	Unicredito Italiano SpA, 0.700% due 10/26/09	160,000,000
	Westpac Banking Corp.:
100,000,000	1.030% due 9/10/09	99,999,497
40,000,000	0.628% due 7/6/10(b)	40,022,527

	Total Certificates of Deposit	5,425,746,584

	Certificates of Deposit (Euro) — 3.1%
	Credit Agricole SA:
80,000,000	0.500% due 1/22/10	80,000,000
130,000,000	0.850% due 3/12/10	130,000,000
100,000,000	HSBC Bank PLC, 0.985% due 11/5/09	100,000,898
	ING Bank:
95,000,000	0.710% due 11/6/09	95,001,738
140,000,000	0.730% due 11/12/09	140,002,791

	Total Certificates of Deposit (Euro)	545,005,427

	Commercial Paper — 18.4%
	ANZ National International Ltd.:
45,000,000	0.451% due 2/11/10(a)(c)	44,908,312
110,000,000	0.421% due 2/22/10(a)(c)	109,776,700

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report | 11

Schedules of investments continued
August 31, 2009

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Commercial Paper — 18.4% continued
$70,000,000	Bank of America Corp., 0.200% due 9/1/09(c)	$70,000,000
10,225,000	BNP Paribas Finance, 0.330% due 9/8/09(c)	10,224,344
	BNZ International Funding Ltd.:
50,000,000	0.370% due 11/9/09(a)(c)	49,964,542
50,000,000	0.401% due 2/4/10(a)(c)	49,913,333
40,000,000	0.401% due 2/8/10(a)(c)	39,928,889
149,000,000	0.421% due 3/1/10(a)(c)	148,685,362
	Caisse D’amortissement:
200,000,000	0.501% due 12/10/09(c)	199,722,222
75,000,000	0.501% due 12/22/09(c)	74,883,333
150,000,000	0.531% due 12/28/09(c)	149,739,416
	CBA (Delaware) Finance Inc.:
106,700,000	0.340% due 9/4/09(c)	106,696,977
139,850,000	0.300% due 10/14/09(c)	139,799,887
	Commerzbank U.S. Finance:
195,000,000	0.601% due 9/10/09(c)	194,970,750
110,000,000	0.430% due 11/20/09(c)	109,894,889
	Danske Corp.:
155,000,000	0.240% due 9/14/09(a)(c)	154,986,567
82,177,000	0.240% due 9/28/09(a)(c)	82,162,208
95,000,000	0.501% due 1/19/10(a)(c)	94,815,278
	General Electric Capital Corp.:
87,500,000	0.270% due 9/8/09(c)	87,495,406
147,250,000	0.300% due 10/21/09(c)	147,188,646
	ING U.S. Funding LLC:
25,000,000	0.190% due 9/1/09(c)	25,000,000
134,000,000	0.481% due 12/7/09(c)	133,826,693
17,500,000	0.421% due 2/1/10(c)	17,468,763
	JPMorgan Chase Funding Inc.:
165,000,000	0.501% due 10/19/09(a)(c)	164,890,000
70,000,000	0.260% due 11/23/09(a)(c)	69,958,039
62,500,000	Santander Central Hispano, 0.501% due 11/18/09(c)	62,432,292
195,000,000	Societe Generale N.A., 0.522% due 2/10/10(c)	194,543,700
40,000,000	State Street Boston, 0.200% due 9/17/09(c)	39,996,444
60,000,000	Swedish Export Credit, 0.541% due 12/17/09(c)	59,903,700
70,000,000	Unicredit Delaware, 0.621% due 12/21/09(a)(c)	69,866,184
140,000,000	Wells Fargo & Co., 0.150% due 9/1/09(c)	140,000,000
200,000,000	Westpac Banking Corp., 0.552% - 0.602% due 11/16/09(a)(c)	199,751,944

	Total Commercial Paper	3,243,394,820

	Corporate Bonds & Notes — 2.3%
100,000,000	Commonwealth Bank of Australia, 0.491% due 8/27/10(a)(b)	100,000,000
100,000,000	Rabobank Nederland NV, 0.684% due 10/9/09(a)(b)	100,000,000
100,000,000	Royal Bank of Canada, 0.760% due 10/15/09(a)(b)	100,000,000

See Notes to Financial Statements.

12 | Legg Mason Partners Money Market Trust 2009 Annual Report

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Corporate Bonds & Notes — 2.3% continued
$100,000,000	Westpac Banking Corp., 0.440% due 8/13/10(a)(b)	$99,989,099

	Total Corporate Bonds & Notes	399,989,099

	Medium-Term Note — 1.6%
280,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc.,
	0.554% due 1/21/10(b)	280,000,000

	Supranationals/Sovereigns — 3.3%
	Inter-American Development Bank:
125,000,000	Discount Notes, 0.451% due 9/17/09(c)	124,975,000
100,000,000	0.401% due 2/19/10(b)	100,000,000
250,000,000	International Bank for Reconstruction & Development,
	0.441% due 2/1/10(b)	250,000,000
100,000,000	Sweden (Kingdom of), 0.826% due 3/19/10(a)(c)	99,546,722

	Total Supranationals/Sovereigns	574,521,722

	Time Deposits — 8.0%
115,000,000	BNP Paribas Grand Cayman, 0.170% due 9/1/09	115,000,000
302,307,000	Calyon Grand Cayman, 0.190% due 9/1/09	302,307,000
505,000,000	Citibank U.S., 0.210% due 9/1/09	505,000,000
225,000,000	Commerzbank Grand Cayman, 0.190% due 9/1/09	225,000,000
150,000,000	Danske Bank London, 0.240% due 9/1/09	150,000,000
20,000,000	Royal Bank of Canada NY, 0.170% due 9/1/09	20,000,000
95,000,000	Societe Generale Grand Cayman, 0.180% due 9/1/09	95,000,000

	Total Time Deposits	1,412,307,000

	U.S. Government Agencies — 22.4%
	Federal Farm Credit Bank (FFCB):
100,000,000	Bonds, 0.950% due 3/16/10(b)	99,972,866
40,000,000	Discount Notes, 0.401% due 5/3/10(c)	39,891,556
	Federal Home Loan Bank (FHLB):
200,000,000	Bonds, 0.181% due 12/28/09(b)	199,971,156
	Discount Notes:
200,000,000	0.170% due 9/9/09(c)	199,992,445
11,000,000	0.180% due 10/14/09(c)	10,997,635
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
110,000,000	0.703% due 9/21/09(c)(d)	109,957,222
117,000,000	0.240% due 10/5/09(c)(d)	116,973,480
365,347,000	0.250% due 11/16/09(c)(d)	365,154,178
135,000,000	0.250% due 11/23/09(c)(d)	134,922,188
12,050,000	0.361% due 12/23/09(c)(d)	12,036,384
175,000,000	1.010% due 2/5/10(c)(d)	174,236,805
	Notes:
100,000,000	3.125% due 2/12/10(d)	100,922,747
224,000,000	0.410% due 7/12/10(b)(d)	224,000,000
240,000,000	0.630% due 9/3/10(b)(d)	239,927,482

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report | 13

Schedules of investments continued
August 31, 2009

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 22.4% continued
$225,000,000	0.580% due 9/24/10(b)(d)	$224,928,443
150,000,000	0.352% due 5/5/11(b)(d)	149,924,326
	Federal National Mortgage Association (FNMA):
	Discount Notes:
41,000,000	0.250% due 11/2/09(c)(d)	40,982,347
30,000,000	0.351% due 12/28/09(c)(d)	29,965,583
100,000,000	0.361% due 12/29/09(c)(d)	99,881,000
110,000,000	0.200% due 12/31/09(c)(d)	109,926,056
229,800,000	0.321% due 1/14/10(c)(d)	229,524,240
	Notes:
100,000,000	0.380% due 9/3/09(b)(d)	100,000,000
100,000,000	0.454% due 1/21/10(b)(d)	100,000,000
175,000,000	0.400% due 7/13/10(b)(d)	174,984,883
545,000,000	0.422% due 8/5/10(b)(d)	544,826,138
100,000,000	0.334% due 5/13/11(b)(d)	99,983,041

	Total U.S. Government Agencies	3,933,882,201

	U.S. Government Obligation — 1.0%
174,700,000	U.S. Treasury Notes, 3.625% due 1/15/10	176,892,452

	U.S. Treasury Bills — 6.3%
	U.S. Treasury Bills:
212,000,000	0.185% - 0.200% due 9/24/09(c)	211,973,870
225,000,000	0.180% due 10/1/09(c)	224,966,250
300,000,000	0.185% due 10/15/09(c)	299,932,167
100,000,000	0.265% due 11/19/09(c)	99,941,847
100,000,000	0.341% due 12/17/09(c)	99,898,944
177,500,000	0.270% - 0.280% due 1/14/10(c)	177,316,531

	Total U.S. Treasury Bills	1,114,029,609

	Repurchase Agreement — 2.2%
380,000,000	Barclays Capital Inc. tri-party repurchase agreement, dated 8/31/09
	0.210% due 9/1/09; Proceeds at maturity - $380,002,217;
	(Fully collateralized by U.S. government obligation, 0.000%
	due 8/15/20; Market value — $387,600,013)	380,000,000

	TOTAL INVESTMENTS — 100.0% (Cost — $17,585,768,914#)	17,585,768,914
	Other Assets in Excess of Liabilities — 0.0%	6,151,704

	TOTAL NET ASSETS — 100.0%	$17,591,920,618

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(c)	Rate shown represents yield-to-maturity.

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14 | Legg Mason Partners Money Market Trust 2009 Annual Report

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.0%

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 96.1%
	U.S. Government Agencies — 72.1%
	Federal Farm Credit Bank (FFCB):
$100,000,000	0.159% due 9/21/09(a)	$99,997,280
100,000,000	0.360% due 9/25/09(a)	99,996,705
35,000,000	0.244% due 11/9/09(a)	35,000,000
25,000,000	1.700% due 11/10/09(a)	25,000,000
75,000,000	1.250% due 11/12/09(a)	75,000,000
100,000,000	1.250% due 11/24/09(a)	100,000,000
25,000,000	0.730% due 1/4/10(a)	25,000,000
72,000,000	0.370% due 3/5/10(a)	71,918,488
75,000,000	0.360% due 3/12/10(a)	75,032,196
100,000,000	0.320% due 4/28/10(a)	100,000,000
100,000,000	0.620% due 7/15/10(a)	99,991,233
50,000,000	0.900% due 7/16/10(a)	50,000,000
50,000,000	0.840% due 9/17/10(a)	49,708,321
50,000,000	0.518% due 12/23/10(a)	50,000,000
50,000,000	0.513% due 1/20/11(a)	50,000,000
	Discount Notes:
35,000,000	1.518% due 9/9/09(b)	34,988,333
35,000,000	2.957% due 9/15/09(b)	34,960,800
50,000,000	1.623% due 10/22/09(b)	49,886,667
50,000,000	1.937% due 11/9/09(b)	49,817,917
65,000,000	2.146% due 11/18/09(b)	64,704,250
75,000,000	1.678% due 12/2/09(b)	74,683,750
20,000,000	0.806% due 12/21/09(b)	19,950,667
60,000,000	0.705% due 12/22/09(b)	59,869,333
25,000,000	0.786% due 1/5/10(b)	24,931,750
15,000,000	0.939% due 2/12/10(b)	14,936,450
100,000,000	Notes, 0.930% due 2/19/10(a)	99,967,100
	Federal Home Loan Bank (FHLB):
50,000,000	0.516% due 9/4/09(a)	49,999,044
50,000,000	0.538% due 10/5/09(a)	50,000,000
100,000,000	0.227% due 1/13/10(a)	99,912,813
150,000,000	0.401% due 6/29/10(a)	150,000,000
	Discount Notes:
9,230,000	0.080% due 9/1/09(b)	9,230,000
89,500,000	0.170% due 9/9/09(b)	89,496,619
50,000,000	0.209% due 9/16/09(b)	49,995,646
50,000,000	0.220% due 10/5/09(b)	49,989,611
37,575,000	0.220% due 10/7/09(b)	37,566,734
32,500,000	3.307% due 10/15/09(b)	32,372,889

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report | 15

Schedules of investments continued
August 31, 2009

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 72.1% continued
$50,000,000	0.220% due 10/23/09(b)	$49,984,111
50,819,000	0.200% due 11/6/09(b)	50,800,366
77,000,000	0.784% - 0.805% due 11/18/09(b)	76,867,617
160,000,000	0.351% - 1.133% due 12/4/09(b)	159,652,722
68,000,000	0.815% due 12/30/09(b)	67,816,400
50,000,000	0.512% due 1/12/10(b)	49,905,792
24,655,000	0.300% due 1/20/10(b)	24,626,030
70,000,000	Notes, 0.449% due 12/15/09(a)	69,965,464
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
50,000,000	0.502% due 9/1/09(b)(c)	50,000,000
89,150,000	0.521% - 0.673% due 9/14/09(b)(c)	89,131,134
50,000,000	0.703% due 9/21/09(b)(c)	49,980,556
17,790,000	0.200% due 9/28/09(b)(c)	17,787,331
101,894,000	0.220% - 3.168% due 10/13/09(b)(c)	101,767,341
71,650,000	0.250% - 0.351% due 10/19/09(b)(c)	71,619,897
78,000,000	2.114% - 2.125% due 11/9/09(b)(c)	77,689,768
25,000,000	0.275% due 12/21/09(b)(c)	24,978,802
125,000,000	0.502% due 12/31/09(b)(c)	124,789,931
50,000,000	0.351% due 2/2/10(b)(c)	49,925,139
	Notes:
75,000,000	0.243% due 9/18/09(a)(c)	75,000,000
50,000,000	0.249% due 9/21/09(a)(c)	50,000,000
50,000,000	0.201% due 10/8/09(a)(c)	49,996,115
50,000,000	0.410% due 7/12/10(a)(c)	50,000,000
50,000,000	0.405% due 7/14/10(a)(c)	49,996,603
100,000,000	0.630% due 9/3/10(a)(c)	99,969,784
150,000,000	0.580% due 9/24/10(a)(c)	149,952,295
50,000,000	0.352% due 5/5/11(a)(c)	49,973,909
	Federal National Mortgage Association (FNMA):
50,000,000	3.250% due 2/10/10(c)	50,640,033
	Discount Notes:
25,000,000	3.082% due 9/1/09(b)(c)	25,000,000
50,000,000	0.703% due 9/14/09(b)(c)	49,987,361
100,000,000	0.170% due 9/21/09(b)(c)	99,990,555
25,000,000	0.602% due 9/25/09(b)(c)	24,990,000
40,000,000	0.200% due 10/26/09(b)(c)	39,987,778
90,000,000	0.200% due 10/28/09(b)(c)	89,971,500
100,000,000	0.200% due 11/2/09(b)(c)	99,965,556
50,000,000	0.200% due 11/4/09(b)(c)	49,982,222
31,631,000	0.703% due 11/6/09(b)(c)	31,590,407
65,042,000	0.250% - 0.300% due 11/25/09(b)(c)	64,997,704
85,000,000	0.542% - 0.582% due 12/28/09(b)(c)	84,844,961

See Notes to Financial Statements.

16 | Legg Mason Partners Money Market Trust 2009 Annual Report

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 72.1% continued
$50,000,000	0.542% due 12/29/09(b)(c)	$49,910,750
150,000,000	0.421% - 0.603% due 12/31/09(b)(c)	149,737,833
50,000,000	0.310% due 1/12/10(b)(c)	49,942,736
75,000,000	0.321% due 1/14/10(b)(c)	74,910,000
50,000,000	0.310% due 1/20/10(b)(c)	49,939,291
	Notes:
75,000,000	0.380% due 9/3/09(a)(c)	75,000,000
68,950,000	6.625% due 9/15/09(c)	69,051,016
50,000,000	0.454% due 1/21/10(a)(c)	50,000,000
100,000,000	0.422% due 8/5/10(a)(c)	99,955,045

	Total U.S. Government Agencies	5,316,476,451

	U.S. Government Obligations — 0.7%
50,000,000	U.S. Treasury Notes, 3.500% due 12/15/09	50,454,018

	U.S. Treasury Bills — 23.3%
	U.S. Treasury Bills:
350,000,000	0.175% - 0.200% due 9/24/09(b)	349,958,951
150,000,000	0.180% due 10/1/09(b)	149,977,500
300,000,000	0.175% due 10/15/09(b)	299,935,833
200,000,000	0.185% due 10/22/09(b)	199,947,584
163,000,000	0.300% - 0.305% due 10/29/09(b)	162,920,492
118,450,000	0.331% due 11/5/09(b)	118,379,424
175,000,000	0.170% - 0.638% due 11/19/09(b)	174,835,417
70,000,000	0.300% due 11/27/09(b)	69,949,250
50,000,000	0.346% due 12/10/09(b)	49,952,083
50,000,000	0.709% due 12/17/09(b)	49,895,229
39,790,000	0.705% due 3/11/10(b)	39,642,224
50,000,000	0.477% due 6/3/10(b)	49,818,576

	Total U.S. Treasury Bills	1,715,212,563

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report | 17

Schedules of investments continued
August 31, 2009

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Repurchase Agreements — 3.9%
$250,000,000	Barclays Capital Inc. tri-party repurchase agreement,
	0.210% due 9/1/09 dated 8/31/09, Proceeds at maturity —
	$250,001,458; (Fully collateralized by various U.S. government
	agency obligations, 3.500% to 4.500% due 2/15/16 to 2/15/18;
	Market value — $255,000,016)	$250,000,000
38,162,000	Deutsche Bank Securities Inc. tri-party repurchase agreement,
	0.200% due 9/1/09 dated 8/31/09, Proceeds at maturity —
	$38,162,212; (Fully collateralized by various U.S. government
	agency obligations, 2.910% - 4.125% due 7/12/10 - 3/26/14;
	Market value - $38,925,640)	38,162,000

	Total Repurchase Agreements	288,162,000

	TOTAL INVESTMENTS — 100.0% (Cost — $7,370,305,032#)	7,370,305,032
	Other Assets in Excess of Liabilities — 0.0%	77,941

	TOTAL NET ASSETS — 100.0%	$7,370,382,973

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	Rate shown represents yield-to-maturity.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18 | Legg Mason Partners Money Market Trust 2009 Annual Report

Statements of assets and liabilities
 August 31, 2009

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

ASSETS:
Investments, at value	$17,585,768,914	$7,370,305,032
Cash	632	474
Interest receivable	13,948,347	4,074,113
Receivable for Fund shares sold	3,631,425	1,130,261
Prepaid expenses	607,270	327,940
Prepaid Treasury Guarantee Program fees (Note 13)	454,011	204,624
Other assets	457,738	50,086

Total Assets	17,604,868,337	7,376,092,530

LIABILITIES:
Payable for Fund shares repurchased	5,745,102	2,530,724
Investment management fee payable	4,103,762	2,210,690
Distribution fees payable	1,596,284	647,602
Trustees’ fees payable	653,032	84,782
Distributions payable	19,431	4,373
Accrued expenses	830,108	231,386

Total Liabilities	12,947,719	5,709,557

TOTAL NET ASSETS	$17,591,920,618	$7,370,382,973

NET ASSETS:
Par value (Note 7)	$176,321	$73,703
Paid-in capital in excess of par value	17,632,126,529	7,370,223,307
Undistributed net investment income	—	85,963
Accumulated net realized loss on investments	(40,382,232)	—

TOTAL NET ASSETS	$17,591,920,618	$7,370,382,973

Shares Outstanding:
Class A*	17,245,323,247	7,370,297,010
Class B	46,577,861	—
Class C	162,172,584	—
Class I	178,007,151	—
Net Asset Value:
Class A	$1.00	$1.00
Class B	$1.00	—
Class C	$1.00	—
Class I	$1.00	—
* On June 2, 2009, Exchange A shares were converted to Class A shares.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report | 19

Statements of operations
 Western Asset Money Market Fund

FOR THE PERIOD ENDED AUGUST 31, 2009 AND THE YEAR ENDED DECEMBER 31, 2008	2009†	2008

INVESTMENT INCOME:
Interest	$144,779,372	$934,390,553

EXPENSES:
Investment management fee (Note 2)	50,481,396	104,823,522
Distribution fees (Notes 2 and 5)	14,055,793	29,342,042
Treasury Guarantee Program fees (Note 13)	7,429,356	2,606,935
Transfer agent fees (Note 5)	3,992,153	9,524,476
Shareholder reports (Note 5)	518,172	908,745
Legal fees	396,692	656,003
Registration fees	248,014	221,967
Insurance	197,599	466,154
Trustees’ fees	168,831	302,915
Audit and tax	71,508	76,109
Custody fees	68,692	164,418
Miscellaneous expenses	78,560	92,194

Total Expenses	77,706,766	149,185,480
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,199,621)	—
Fees paid indirectly (Note 1)	—	(2,285)

Net Expenses	74,507,145	149,183,195

NET INVESTMENT INCOME	70,272,227	785,207,358

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain (Loss) on Investments:
Investment transactions	(114,266,348)	(158,651,901)
Net increase from payment by affiliate under the Capital Support Agreements (Note 3)	70,745,630	154,060,338
Capital Support Agreements	—	13,687,567

Net Realized Gain (Loss)	(43,520,718)	9,096,004

Change in Net Unrealized Appreciation/Depreciation From:
Investments on certain Structured Investment Vehicles (Note 3)	—	(69,592,560)
Capital Support Agreements (Note 3)	—	69,592,560

Net Unrealized Appreciation/Depreciation	—	—

NET GAIN (LOSS) ON INVESTMENTS	(43,520,718)	9,096,004

INCREASE IN NET ASSETS FROM OPERATIONS	$26,751,509	$794,303,362

† For the period January 1, 2009 through August 31, 2009.

See Notes to Financial Statements.

20 | Legg Mason Partners Money Market Trust 2009 Annual Report

Western Asset Government Money Market Fund

FOR THE PERIOD ENDED AUGUST 31, 2009 AND THE YEAR ENDED DECEMBER 31, 2008	2009†	2008

INVESTMENT INCOME:
Interest	$53,789,140	$195,631,316

EXPENSES:
Investment management fee (Note 2)	23,225,733	29,276,616
Distribution fees (Note 2)	5,838,460	7,273,765
Treasury Guarantee Program fees (Note 13)	2,232,281	810,685
Transfer agent fees	532,115	464,532
Legal fees	252,658	263,474
Registration fees	163,351	260,318
Shareholder reports	128,934	162,651
Trustees’ fees	87,857	93,471
Insurance	64,627	52,349
Audit and tax	35,077	44,958
Custody fees	29,903	42,216
Miscellaneous expenses	35,364	18,524

Total Expenses	32,626,360	38,763,559
Less: Fee waivers and/or expense reimbursements (Note 2)	(433,982)	—
Fees paid indirectly (Note 1)	—	(531)

Net Expenses	32,192,378	38,763,028

NET INVESTMENT INCOME	21,596,762	156,868,288

REALIZED GAIN ON INVESTMENTS (NOTE 1):
Net Realized Gain on Investment transactions	4,556	165,590

INCREASE IN NET ASSETS FROM OPERATIONS	$21,601,318	$157,033,878

† For the period January 1, 2009 through August 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report | 21

Statements of changes in net assets
Western Asset Money Market Fund

FOR THE PERIOD ENDED AUGUST 31, 2009 AND THE YEARS ENDED DECEMBER 31,	August 31†	2008	2007

OPERATIONS:
Net investment income	$70,272,227	$785,207,358	$1,338,130,865
Net realized gain (loss)	(43,520,718)	9,096,004	(5,346,356)

Increase in Net Assets From Operations	26,751,509	794,303,362	1,332,784,509

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(70,272,227)	(785,071,787)	(1,338,391,606)

Decrease in Net Assets From
Distributions to Shareholders	(70,272,227)	(785,071,787)	(1,338,391,606)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	38,877,806,313	116,506,604,468	133,031,766,982
Reinvestment of distributions	67,075,163	753,130,869	1,290,108,416
Cost of shares repurchased	(43,086,066,433)	(125,295,933,198)	(130,089,421,594)
Net assets of shares issued in connection with merger (Note 8)	—	—	194,863,994

Increase (Decrease) in Net Assets
From Fund Share Transactions	(4,141,184,957)	(8,036,197,861)	4,427,317,798

INCREASE (DECREASE) IN NET ASSETS	(4,184,705,675)	(8,026,966,286)	4,421,710,701

NET ASSETS:
Beginning of period	21,776,626,293	29,803,592,579	25,381,881,878

End of period*	$17,591,920,618	$21,776,626,293	$29,803,592,579

*Includes undistributed net investment income of:	—	$221,747	$86,176
† For the period January 1, 2009 through August 31, 2009.

See Notes to Financial Statements.

22 | Legg Mason Partners Money Market Trust 2009 Annual Report

Western Asset Government Money Market Fund

FOR THE PERIOD ENDED AUGUST 31, 2009 AND THE YEARS ENDED DECEMBER 31,	August 31†	2008	2007

OPERATIONS:
Net investment income	$21,596,762	$156,868,288	$140,354,108
Net realized gain	4,556	165,590	40,667

Increase in Net Assets From Operations	21,601,318	157,033,878	140,394,775

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(21,580,955)	(156,846,540)	(140,354,133)
Net realized gains	(37,554)	(21,747)	—

Decrease in Net Assets From
Distributions to Shareholders	(21,618,509)	(156,868,287)	(140,354,133)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	16,663,675,931	32,414,917,310	14,850,921,992
Reinvestment of distributions	20,343,373	146,622,516	131,435,699
Cost of shares repurchased	(18,170,405,816)	(29,230,951,015)	(12,222,709,372)

Increase (Decrease) in Net Assets
From Fund Share Transactions	(1,486,386,512)	3,330,588,811	2,759,648,319

INCREASE (DECREASE) IN NET ASSETS	(1,486,403,703)	3,330,754,402	2,759,688,961

NET ASSETS:
Beginning of period	8,856,786,676	5,526,032,274	2,766,343,313

End of period*	$7,370,382,973	$8,856,786,676	$5,526,032,274

* Includes undistributed net investment income of:	$85,963	$70,156	$48,408
† For the period January 1, 2009 through August 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report | 23

Financial highlights

 Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009	[2,3]	2008	[3]†	2007	[3]†	2006	[3,4]†	2005	[3,4]†	2004	[4]†

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.003		0.027		0.048		0.045		0.027		0.009
Net realized gain (loss)[5]	(0.000)		0.000		(0.000)		(0.000)		0.000		0.000

Total income from operations	0.003		0.027		0.048		0.045		0.027		0.009

LESS DISTRIBUTIONS FROM:
Net investment income	(0.003)		(0.027)		(0.048)		(0.045)		(0.027)		(0.009)
Net realized gains	—		—		—		—		—		(0.000)[5]

Total distributions	(0.003)		(0.027)		(0.048)		(0.045)		(0.027)		(0.009)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return[6]	0.33%[7]		2.73%[7]		4.90%		4.62%		2.75%		0.90%

NET ASSETS, END OF PERIOD (BILLIONS)	$17		$20		$29		$25		$18		$17

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.57%[8,9]		0.51%[9]		0.51%		0.52%[10]		0.58%		0.59%
Net expenses[11]	0.55	[8,9,12]‡	0.51	[9,13]	0.51	[13]	0.51	[10,12]	0.58		0.54	[12]
Net investment income	0.52	[8]	2.76		4.79		4.55		2.72		0.88

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	For the period January 1, 2009 through August 31, 2009.

[3]	Per share amounts have been calculated using the average shares method.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.0005 per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[8]	Annualized.

[9]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.49%, respectively for the period ended August 31, 2009 and the gross and net ratios both would have been 0.51% for the year ended December 31, 2008.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.50%, respectively.

[11]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.70%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

†	For the year ended December 31.

‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

See Notes to Financial Statements.

24 | Legg Mason Partners Money Market Trust 2009 Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009	[2]	2008 †	2007 [3]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.001		0.022	0.034
Net realized gain (loss)[4]	0.000		0.000	(0.000)

Total income from operations	0.001		0.022	0.034

LESS DISTRIBUTIONS FROM:
Net investment income	(0.001)		(0.022)	(0.034)

Total distributions	(0.001)		(0.022)	(0.034)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000	$1.000

Total return[5]	0.08%[6]		2.22%[6]	3.46%

NET ASSETS, END OF PERIOD (MILLIONS)	$46		$53	$31

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.12%[7,8]		1.03%[8]	0.98%[7]
Net expenses	0.93	[7,8,9]‡	1.03 [8,10]	0.98 [7,10]
Net investment income	0.12	[7]	2.12	4.31 [7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 1, 2009 through August 31, 2009.

[3]	For the period March 19, 2007 (inception date) to December 31, 2007.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[7]	Annualized.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.90% respectively for the period ended August 31, 2009 and the gross and net ratios both would have been 1.02% for the year ended December 31, 2008.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

†	For the year ended December 31.

‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report |  25

Financial highlights continued

Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009	[2]	2008 †	2007 [3]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.001		0.019	0.033
Net realized gain (loss)[4]	0.000		0.000	(0.000)

Total income from operations	0.001		0.019	0.033

LESS DISTRIBUTIONS FROM:
Net investment income	(0.001)		(0.019)	(0.033)

Total distributions	(0.001)		(0.019)	(0.033)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000	$1.000

Total return[5]	0.10%[6]		1.93%[6]	3.35%

NET ASSETS, END OF PERIOD (MILLIONS)	$162		$171	$157

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.14%[7,8]		1.30%[8]	1.12%[7]
Net expenses	0.90	[7,8,9]‡	1.30 [8,10]	1.12 [7,10]
Net investment income	0.14	[7]	1.90	4.17 [7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 1, 2009 through August 31, 2009.

[3]	For the period March 19, 2007 (inception date) to December 31, 2007.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[7]	Annualized.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.86% respectively for the period ended August 31, 2009 and the gross and net ratios both would have been 1.29% for the year ended December 31, 2008.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

†	For the year ended December 31.

‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

See Notes to Financial Statements.

26 |  Legg Mason Partners Money Market Trust 2009 Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES	2009 [1,2]	2008	[2]†	2007	[2]†	2006	[2,3]†	2005	[2,3]†	2004	[3]†

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000		$1.000		$1.000		$1.000		$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.004	0.028		0.049		0.047		0.029		0.010
Net realized gain (loss)[4]	0.000	0.000		(0.000)		(0.000)		0.000		0.000

Total income from operations	0.004	0.028		0.049		0.047		0.029		0.010

LESS DISTRIBUTIONS FROM:
Net investment income	(0.004)	(0.028)		(0.049)		(0.047)		(0.029)		(0.010)
Net realized gains	—	—		—		—		—		(0.000	) [4]

Total distributions	(0.004)	(0.028)		(0.049)		(0.047)		(0.029)		(0.010)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000		$1.000		$1.000		$1.000		$1.000

Total return[5]	0.41%[6]	2.87%[6]		5.04%		4.75%		2.91%		1.00%

NET ASSETS, END OF PERIOD (MILLIONS)	$178	$151		$130		$163		$121		$86

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.42%[7,8]	0.38%[8]		0.38%		0.39%[9]		0.43%		0.49%
Net expenses[10]	0.42 [7,8]	0.38	[8,11]	0.38	[11]	0.38	[9,12]	0.43		0.43	[12]
Net investment income	0.59 [7]	2.80		4.94		4.68		2.93		0.98

[1]	For the period January 1, 2009 through August 31, 2009.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[7]	Annualized.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.38% for the period ended August 31, 2009 and 0.37% for the year ended December 31, 2008.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.38% and 0.37%, respectively.

[10]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

†	For the year ended December 31.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Annual Report | 27

Financial highlights continued

Western Asset Government Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009	[2,3]	2008	[3]†	2007	[3]†	2006	[3,4]†	2005	[3,4]†	2004	[4]†

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.002		0.022		0.046		0.044		0.027		0.009
Net realized gain (loss)[5]	(0.000)		0.000		(0.000)		0.000		0.000		0.000

Total income from operations	0.002		0.022		0.046		0.044		0.027		0.009

LESS DISTRIBUTIONS FROM:
Net investment income	(0.002)		(0.022)		(0.046)		(0.044)		(0.027)		(0.009)
Net realized gains	—		(0.000)[5]		—		—		(0.000)[5]		(0.000)[5]

Total distributions	(0.002)		(0.022)		(0.046)		(0.044)		(0.027)		(0.009)

NET ASSET VALUE, END OF PERIOD	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return[6]	0.24%		2.24%		4.69%		4.45%		2.69%		0.85%

NET ASSETS, END OF PERIOD (BILLIONS)	$7		$8		$6		$3		$2		$2

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.56%[7,8]		0.53%[8]		0.55%		0.57%[9]		0.59%		0.57%
Net expenses[10]	0.55	[7,8,11]‡	0.53	[8,12]	0.55	[12]	0.55	[9,11]	0.59		0.54	[11]
Net investment income	0.37	[7]	2.16		4.53		4.37		2.63		0.82

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	For the period January 1, 2009 through August 31, 2009.

[3]	Per share amounts have been calculated using the average shares method.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount represents less than $0.0005 per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52% and 0.51% respectively, for the period ended August 31, 2009 and 0.52% for the year ended December 31, 2008.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[10]	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 0.70%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

†	For the year ended December 31.

‡	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

See Notes to Financial Statements.

28 | Legg Mason Partners Money Market Trust 2009 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland Business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through October 26, 2009, the issuance date of the financial statements.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Funds have adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Legg Mason Partners Money Market Trust 2009 Annual Report | 29

Notes to financial statements continued

MONEY MARKET FUND

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$17,585,768,914	—	$17,585,768,914

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	MEDIUM-TERM NOTES	COMMERCIAL PAPER	CAPITAL SUPPORT AGREEMENT	TOTAL

Balance as of December 31, 2008	$16,302,911	$21,432,689	$83,280,127	$121,015,727
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)[1]	9,246,323	61,783,864	—	71,030,187
Change in unrealized appreciation (depreciation)[2]	(1,070,528)	(82,542)	—	(1,153,070)
Net purchases (sales)	(24,478,706)	(83,134,011)	—	(107,612,717)
Transfers in and/or out of Level 3	—	—	(83,280,127)	(83,280,127)

Balance as of August 31, 2009	—	—	—	—

Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009	—	—	—	—

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

GOVERNMENT MONEY MARKET FUND

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$7,370,305,032	—	$7,370,305,032

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

30 | Legg Mason Partners Money Market Trust 2009 Annual Report

(c) Credit and market risk. Investments in structured securities, which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(g) Fees paid indirectly. The Funds’ custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Funds.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the code. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Legg Mason Partners Money Market Trust 2009 Annual Report | 31

Notes to financial statements continued

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Government Money Market Fund had no reclassifications and Money Market Fund had the following reclassifications:

MONEY MARKET FUND

	UNDISTRIBUTED NET INVESTMENT INCOME	PAID-IN CAPITAL

(a)	$ (221,747)	$221,747

[a]	Reclassifications are primarily due to distributions paid in connection with the redemption of Fund shares.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

During the period ended August 31, 2009, Class A and Class I shares of the Money Market Fund and Class A shares of the Government Money Market Fund had voluntary expense limitations in place of 0.70% of the average net assets of each respective class.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

32 | Legg Mason Partners Money Market Trust 2009 Annual Report

During the period ended August 31, 2009, LMPFA waived a portion of its fee in the amount of $3,199,621 and $433,982 for the Money Market Fund and Government Money Market Fund respectively.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Funds during the same fiscal year if the Funds’ total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Funds’ prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Funds, in the Funds’ total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

Class A, Class B and Class C shares of the Money Market Fund and Class A shares of the Government Money Market Fund acquired through exchanges with shares of other Legg Mason Partners funds are subject to the contingent deferred sales charge, if any, applicable to the exchanged shares. This could be a maximum of 5.00% for Class B shares and 1.00% for Class A shares or Class C shares. Effective June 2, 2009, the Funds ceased offering Exchange A shares and all Exchange A shares converted to Class A shares. Class B shares of the Money Market Fund will convert to Class A shares approximately 8 years after purchase.

For the period ended August 31, 2009, CDSCs paid to LMIS and its affiliates were approximately:

MONEY MARKET FUND

	CLASS A	CLASS B	CLASS C

CDSCs	$10,000	$28,000	$6,000

GOVERNMENT MONEY MARKET FUND

Class A

CDSCs	$1,000

The Funds have adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees and are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of August 31, 2009, the Money Market Fund and the Government Money Market Fund had accrued $366,419 and $49,047, respectively, as deferred compensation payable.

Legg Mason Partners Money Market Trust 2009 Annual Report | 33

Notes to financial statements continued

Certain officers and one Trustee of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Funds.

3. Capital support arrangements for certain holdings

Money Market Fund (the “Fund”) was provided or entered into certain capital support arrangements for certain of its holdings. As a result, the aggregate market value of the Fund’s holdings increased during the period that the Credit Support Agreements were in place. During the reporting period, Legg Mason (“LM”) and the Fund entered into transactions that resolved the Credit Support Agreements and resulted in the acquisition by LM of certain Fund holdings. The arrangements and transactions are described below.

On June 30, 2008, the Fund entered into Capital Support Agreements (“CSAs”) with Legg Mason, Inc. (“Legg Mason”), LM Capital Support V, LLC, a wholly owned subsidiary of Legg Mason (collectively with Legg Mason, Inc., “LM”). The CSAs provide support in maximum amounts of $125,000,000, $55,000,000, and $20,000,000 for the Fund’s holdings of Axon Financial Funding LLC, Issuer Entity LLC, and Cheyne Finance LLC, (the “Securities”), respectively. The LM subsidiary has established a segregated account at the Fund’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of the CSAs, the Fund would be paid a capital contribution, up to the maximum amount committed in the CSA, in any of the following occurrences (a “contribution Event”) (i) a loss is realized from a sale of the subject security (collectively with any securities received in exchange therefore, or as replacement thereof that does not qualify as “Eligible Securities” under Rule 2a-7(a) (10), “Eligible Notes”; (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

The CSAs were to terminate no later than March 31, 2009 and would have required the Fund to promptly sell any Eligible Notes it held on the immediately preceding business day. The CSAs also permitted LM to purchase the Eligible Notes under certain circumstances at a price which is greater of amortized cost or market value.

On July 17, 2008, a restructuring of Cheyne Finance LLC occurred, in which the Fund realized a loss of $13,687,567. This loss was offset by the CSAs, and was recorded as a non cash event.

On December 1, 2008, the CSAs described above in connection with the Fund’s holdings of Axon Financial Funding LLC, Issuer Entity LLC, and Gryphon Funding LLC (formerly known as Cheyne Finance LLC) were amended to increase the amount of support available to the Fund. The amended support amounts were $185,000,000, $30,000,000 and $70,000,000 for Axon Financial Funding LLC, Gryphon Funding LLC and Issuer Entity LLC, (the “Securities”), respectively.

34 |  Legg Mason Partners Money Market Trust 2009 Annual Report

On December 11, 2008, subsequent to Board approval, LM purchased $287,211,666 of Axon Financial Funding LLC, from the Fund at amortized cost (a price in excess of the securities’ then current fair value of $133,151,328 on that date). The excess of purchase price over the current fair value amounted to $154,060,338. Also on December 11, 2008, the portion of the capital support agreement (LM Capital Support V, LLC) dated June 30, 2008, as amended on December 1, 2008, relating to Axon Financial Funding LLC was terminated in accordance with its terms.

On March 4, 2009, subsequent to Board approval, LM purchased par value of $284,924 of Cheyne Finance LLC, $40,631,468 of Gryphon Funding LLC and $84,761,457 of Issuer Entity LLC from the Fund at an amortized cost of $284,924, $23,615,009 and $81,889,495 for Cheyne Finance LLC, Gryphon Funding LLC, and Issuer Entity LLC respectively, (a price in excess of the securities’ current fair value of $14,611,076 for Gryphon Funding LLC and $20,147,798 for Issuer Entity LLC on that date). The excess of sales price over the current fair market value amounted to $9,003,933 for Gryphon Funding LLC and $61,741,697 for Issuer Entity LLC and is reflected in the Statement of Operations as a component of realized loss on investments and as a net increase from payment by affiliates under the Capital Support Agreements.

On March 9, 2009, the two CSAs dated June 30, 2008, as amended, were terminated in accordance with their terms.

Additionally, on March 4, 2009, subsequent to Board approval, LM purchased $150,000,000 of Orion Finance USA LLC and $39,437,140 of White Pine Finance LLC at the fair market value of the securities as determined by the Board of Trustees.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the reporting period neither the Money Market Fund nor the Government Money Market Fund invested in Swaps, Options or Futures, and neither fund has any intention to do so in the future.

5. Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1distribution plan and under that plan, the Money Market Fund pays a distribution fee with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. The Government Money Market Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets. Distribution fees are accrued daily and paid monthly.

Legg Mason Partners Money Market Trust 2009 Annual Report | 35

Notes to financial statements continued

For the period ended August 31, 2009, class specific expenses were as follows:

MONEY MARKET FUND

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES

Class A	$13,306,157	$3,689,628	$502,121
Class B	178,920	63,186	11,275
Class C	570,716	237,991	4,068
Class I	—	1,348	708

Total	$14,055,793	$3,992,153	$518,172

For the year ended December 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES

Money Market Fund:
Class A	$27,830,465	$8,525,361	$809,049
Class B	202,352	41,846	16,442
Class C	824,118	629,005	58,961
Class I	—	213	174
Exchange A1	485,107	328,051	24,119

Total	$29,342,042	$9,524,476	$908,745

[1]	For the period August 1, 2008 (inception date) to December 31, 2008.

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES

Government Money Market Fund:
Class A	$7,114,507	$445,102	$159,859
Exchange A1	159,258	19,430	2,792

Total	$7,273,765	$464,532	$162,651

[1]	For the period August 1, 2008 (inception date) to December 31, 2008.

36 |  Legg Mason Partners Money Market Trust 2009 Annual Report

For the period ended August 31, 2009, waivers and/or reimbursements by class were as follows:

MONEY MARKET FUND

WAIVERS/ REIMBURSEMENTS

Class A	$2,862,232
Class B	68,535
Class C	268,854
Class I	—

Total	$3,199,621

Legg Mason Partners Money Market Trust 2009 Annual Report | 37

Notes to financial statements continued

6. Distributions to shareholders by class

MONEY MARKET FUND
	PERIOD ENDED		YEAR ENDED		YEAR ENDED
	AUGUST 31, 2009†		DECEMBER 31, 2008		DECEMBER 31, 2007

Net Investment Income:
Class A	$69,402,124		$766,677,214		$1,324,316,721
Class B	43,787		858,658		1,180,573
Class C	164,847		3,133,236		5,177,693
Class I	661,469		4,009,132		7,716,619
Exchange A	—	[1]	10,393,547	[2]	—

Total	$70,272,227		$785,071,787		$1,338,391,606

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	For the period August 1, 2008 (inception date) to December 31, 2008.

†	For the period January 1, 2009 to August 31, 2009.

GOVERNMENT MONEY MARKET FUND

	PERIOD ENDED		YEAR ENDED		YEAR ENDED
	AUGUST 31, 2009†		DECEMBER 31, 2008		DECEMBER 31, 2007

Net Investment Income:
Class A	$21,580,955		$153,986,510		$140,299,171
Class I	—		—		54,962	‡
Exchange A	—	[1]	2,860,030	[2]	—

Total	$21,580,955		$156,846,540		$140,354,133

Net Realized Gains:
Class A	$37,554		$20,696		—
Exchange A	—	[1]	1,051	[2]	—

Total	$37,554		$21,747		—

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	For the period August 1, 2008 (inception date) to December 31, 2008.

†	For the period January 1, 2009 to August 31, 2009.

‡	On March 21, 2007, Class I shares were fully redeemed.

7. Shares of beneficial interest

At August 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. The Trust has the ability to issue multiple classes of shares.

38 | Legg Mason Partners Money Market Trust 2009 Annual Report

Transactions in shares of each class were as follows:

MONEY MARKET FUND
	PERIOD ENDED	YEAR ENDED	YEAR ENDED
	AUGUST 31, 2009†	DECEMBER 31, 2008	DECEMBER 31, 2007

Class A
Shares sold	38,346,276,366	114,106,563,834	132,847,493,390
Shares issued on reinvestment	63,401,607	734,888,863	1,280,078,529
Shares repurchased	(41,378,334,281)	(124,118,627,667)	(129,855,648,994)

Net increase (decrease)	(2,968,656,308)	(9,277,174,970)	4,271,922,925

Class B
Shares sold	23,012,249	61,644,043	22,977,596	[1]
Shares issued on reinvestment	43,787	818,813	1,061,037	[1]
Shares repurchased	(29,046,628)	(40,981,457)	(31,072,628)[1]
Shares issued with merger (Note 8)	—	—	38,121,049	[1]

Net increase (decrease)	(5,990,592)	21,481,399	31,087,054

Class C
Shares sold	75,330,718	136,803,162	89,638,965	[1]
Shares issued on reinvestment	163,851	3,080,283	5,138,695	[1]
Shares repurchased	(84,782,200)	(125,507,352)	(94,437,409)[1]
Shares issued with merger (Note 8)	—	—	156,743,871	[1]

Net increase (decrease)	(9,287,631)	14,376,093	157,084,122

Class I
Shares sold	65,795,838	78,718,506	71,657,031
Shares issued on reinvestment	662,166	4,007,831	3,830,022
Shares repurchased	(39,058,319)	(62,256,684)	(108,230,705)

Net increase (decrease)	27,399,685	20,469,653	(32,743,652)

Exchange A
Shares sold	367,391,142 [2]	2,122,874,923 [3]	—
Shares issued on reinvestment	2,803,752 [2]	10,335,079 [3]	—
Shares repurchased	(1,554,845,005)[2]	(948,559,891)[3]	—

Net increase (decrease)	(1,184,650,111)	1,184,650,111	—

[1]	For the period March 19, 2007 (inception date) to December 31, 2007.

[2]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[3]	For the period August 1, 2008 (inception date) to December 31, 2008.

†	For the period January 1, 2009 to August 31, 2009.

Legg Mason Partners Money Market Trust 2009 Annual Report | 39

Notes to financial statements continued

GOVERNMENT MONEY MARKET FUND

	PERIOD ENDED	YEAR ENDED		YEAR ENDED
	AUGUST 31, 2009†	DECEMBER 31, 2008		DECEMBER 31, 2007

Class A
Shares sold	16,451,298,201	31,713,863,909		14,850,921,992
Shares issued on reinvestment	19,849,373	144,662,810		131,394,724
Shares repurchased	(17,547,515,868)	(28,937,956,126)		(12,217,421,496)

Net increase (decrease)	(1,076,368,294)	2,920,570,593		2,764,895,220

Class I
Shares issued on reinvestment	—	—		40,975 [1]
Shares repurchased	—	—		(5,287,876)[1]

Net decrease	—	—		(5,246,901)

Exchange A
Shares sold	212,377,730 [2]	701,053,401	[3]	—
Shares issued on reinvestment	494,000 [2]	1,959,706	[3]	—
Shares repurchased	(622,889,948)[2]	(292,994,889)[3]		—

Net increase (decrease)	(410,018,218)	410,018,218		—

[1]	On March 21, 2007 Class I shares were fully redeemed.

[2]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[3]	For the period August 1, 2008 (inception date) to December 31, 2008.

†	For the period January 1, 2009 to August 31, 2009.

Because the Funds have maintained a $1.00 net asset value per share from inception, the number of shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding share transactions.

8. Transfer of net assets

As of the close of business March 16, 2007, the Money Market Fund (the “Fund”) acquired the assets and certain liabilities of Legg Mason Partners Exchange Reserve Fund (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Acquired Fund shareholders. Total shares issued by the Fund and the total net assets of the Acquired Fund on the date of the transfer were as follows:

	SHARES ISSUED	TOTAL NET ASSETS	TOTAL NET ASSETS
ACQUIRED FUND	BY THE FUND	OF THE ACQUIRED FUND	OF THE FUND

Legg Mason Partners Exchange
Reserve Fund	194,864,920	$194,863,994	$26,355,878,141

The total net assets of the Acquired Fund before acquisition included accumulated net realized loss of $926 and overdistribution of net investment income of $24,584. Total net assets of the Fund immediately after the transfer were $26,550,742,135. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

40 | Legg Mason Partners Money Market Trust 2009 Annual Report

9. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Funds made the following distributions:

	RECORD	PAYABLE
	DATE	DATE	CLASS A	CLASS B	CLASS C	CLASS I

Money Market Fund	Daily	9/30/2009	$0.000015	$0.000008	$0.000008	$0.000053
Government Money Market Fund	Daily	9/30/2009	$0.000053	N/A	N/A	N/A

The tax character of distributions paid during the period ended August 31, 2009 was as follows:

	MONEY MARKET FUND	GOVERNMENT MONEY MARKET FUND

Distributions Paid From:
Ordinary income	$70,272,227	$21,618,509

The tax character of distributions paid during the fiscal year ended December 31, 2008 was as follows:

	MONEY MARKET FUND	GOVERNMENT MONEY MARKET FUND

Distributions Paid From:
Ordinary income	$785,071,787	$156,868,287

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

	MONEY MARKET FUND	GOVERNMENT MONEY MARKET FUND

Distributions Paid From:
Ordinary income	$1,338,391,606	$140,354,133

As of August 31, 2009, the tax components of accumulated earnings on a tax basis for Money Market Fund were as follows:

Capital loss carryforward*	$(41,364,373)
Other book/tax temporary differences[a]	982,141

Total accumulated earnings/(losses) - net	$(40,382,232)

*	As of August 31, 2009, the Money Market Fund had the following net capital loss carryforward remaining:

YEAR OF EXPIRATION	AMOUNT

8/31/2017	$(41,364,373)

This amount will be available to offset any future taxable capital gains.

[a]

Other book/tax temporary differences are attributable primarily to book/tax differences in the timing of the deductibility of various expenses and book/tax differences in the treatment of certain holdings (See Note 3).

As of August 31, 2009, there were no material differences between the book and tax components of net assets for Government Money Market Fund.

Legg Mason Partners Money Market Trust 2009 Annual Report | 41

Notes to financial statements continued

10. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Funds, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1,

42 | Legg Mason Partners Money Market Trust 2009 Annual Report

2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

11. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Funds and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Money Market Trust 2009 Annual Report | 43

Notes to financial statements continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as described in Note 10. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of

44 | Legg Mason Partners Money Market Trust 2009 Annual Report

Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

12. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal

Legg Mason Partners Money Market Trust 2009 Annual Report | 45

Notes to financial statements continued

in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral arguments before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

13. Treasury guarantee

The Funds elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders may purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Funds elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Funds paid a participation fee of 0.01% of the Funds’ net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees are not covered by any expense cap currently in effect.

Subsequent to the end of the reporting period, the Guarantee Program expired as of the close of business on September 18, 2009.

46 | Legg Mason Partners Money Market Trust 2009 Annual Report

Report of independent registered public
accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Money Market Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Western Asset Money Market Fund and Western Asset Government Money Market Fund, each a series of Legg Mason Partners Money Market Trust, as of August 31, 2009, and the related statements of operations for the period from January 1, 2009 to August 31, 2009 and for the year ended December 31, 2008, the statements of changes in net assets for the period from January 1, 2009 to August 31, 2009 and for each of the years in the two-year period ended December 31, 2008, and the financial highlights for the period from January 1, 2009 to August 31, 2009 and each of the years or periods in the five-year period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Money Market Fund and Western Asset Government Money Market Fund as of August 31, 2009, and the results of their operations, changes in their net assets, and the financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 26, 2009

Legg Mason Partners Money Market Trust 2009 Annual Report | 47

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of Western Asset Money Market Fund and Western Asset Government Money Market Fund (“the Funds”) are managed under the direction of the Board of Trustees. The current Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended,) of the Fund (the “Independent Trustees”), and executive officers of the Fund, their years of birth, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the Trustees oversee, and other board memberships they hold are set forth below. The address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-800-625-4554.

INDEPENDENT TRUSTEES
ELLIOTT J. BERV
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001)

A. BENTON COCANOUGHER
Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years

Dean Emeritus and Professor, Texas A&M University (since 2004); formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)

Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

48 | Legg Mason Partners Money Market Trust

JANE F. DASHER
Birth year	1949
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

MARK T. FINN
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

RAINER GREEVEN
Birth year	1936
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

Legg Mason Partners Money Market Trust | 49

Additional information (unaudited) continued
Information about Trustees and Officers

STEPHEN R. GROSS
Birth year	1947
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years

Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)

Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

RICHARD E. HANSON, JR.
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

DIANA R. HARRINGTON
Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Professor, Babson College (since 1992)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

50 | Legg Mason Partners Money Market Trust

SUSAN M. HEILBRON
Birth year	1945
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Independent Consultant (since 2001)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

SUSAN B. KERLEY
Birth year	1951
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee

Chairman (since 2005) and Trustee (since 2000), Eclipse Funds (3 funds); Chairman (since 2005) and Director (since 1990), Eclipse Funds Inc. (23 funds); Chairman and Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and Trustee, The MainStay Funds (21 funds) (since 2007); and Chairman and Director, MainStay VP Series Fund, Inc. (24 funds) (since 2007)

ALAN G. MERTEN
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee

Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

Legg Mason Partners Money Market Trust | 51

Additional information (unaudited) continued
Information about Trustees and Officers

R. RICHARDSON PETTIT
Birth year	1942
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3]
Birth year	1951
Position(s) held with Fund[1]	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason”); Chairman of the Board and Trustee/Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (from 2002 to 2005); formerly Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)

Number of portfolios in fund complex over- seen by Trustee	135
Other board member- ships held by Trustee	Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)
OFFICERS
FRANCES M. GUGGINO Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1957
Position(s) held with Fund[1]	Chief Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during past five years

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; formerly, Controller of certain mutual funds associated with Citigroup Asset Management (“CAM”) (from 1999 to 2004)

52 | Legg Mason Partners Money Market Trust

TED P. BECKER Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005)

JOHN CHIOTA Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1968
Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer/Identify Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2006/2008
Principal occupation(s) during past five years

Identity Theft Prevention Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Vice President of Legg Mason or its predecessor (since 2004); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1954
Position(s) held with Fund[1]	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2003
Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); formerly, Secretary of CFM (from 2001 to 2004)

THOMAS C. MANDIA Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1962
Position(s) held with Fund[1]	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2000
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005)

Legg Mason Partners Money Market Trust | 53

Additional information (unaudited) continued
Information about Trustees and Officers

DAVID CASTANO Legg Mason 55 Water Street New York, NY 10041
Birth year	1971
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at CAM (prior to 2003)

MATTHEW PLASTINA Legg Mason 55 Water Street New York, NY 10041
Birth year	1970
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Controller of certain mutual funds associated with Legg Mason and its predecessors (from 2002 to 2007)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners funds complex.

[3]	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

54 | Legg Mason Partners Money Market Trust

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2009:

Record Date	Daily	Daily

Payable Date	January 2009	February 2009 through August 2009
Interest from Federal Obligations

Money Market Fund	4.97%	5.18%

Government Money Market Fund	54.53%	55.00%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

Legg Mason Partners Money Market Trust | 55

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Western Asset Money Market Fund Western Asset Government Money Market Fund

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

 Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

PNC Global Investment Servicing*
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered
public accounting firm

KPMG LLP
345 Park Avenue
New York, NY 10154

* Effective April 4, 2009, PNC Global Investment Servicing is no longer transfer agent for Western Asset Government Money Market Fund.

Western Asset Money Market Fund Western Asset Government Money Market Fund

The Funds are a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

LEGG MASON PARTNERS MONEY MARKET TRUST Legg Mason Funds 55 Water Street New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-800-625-4554.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at1-800-625-4554, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Money Market Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors © 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

* Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC WASX010735 10/09 SR09-922

NOT PART OF THE ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2008 and August 31, 2009 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $127,600 in 2008 and $258,935 in 2009.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements were $0 in 2008 and $975 in 2009. These services consisted of procedures performed in connection with expenses incurred for the changes in audit scope for this Item 4 for the Legg Mason Partners Money Market Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $14,400 in 2008 and $15,600 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided y the Auditor, other than the services reported in paragraphs (a) through (c) of the Item 4 for the Legg Mason Partners Money Market Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implements policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2008 and 2009; Tax Fees were 100% and 0% for 2008 and 2009; and Other Fees were 100% and 0% for 2008 and 2009.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2009.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto. Exhibit 99.CODE ETH (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: November 6, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: November 6, 2009

By:	/s/ Frances M. Guggino Frances M. Guggino Chief Financial Officer of Legg Mason Partners Money Market Trust

Date: November 6, 2009